Summary of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RSUs shares
Nonvested Units at beginning of year	464
Granted	367
Vested	(189)
Transferred	39
Forfeited	(32)
Nonvested Units at end of year	649	464
RSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year	$ 63.41
Weighted-average grant date fair value Granted	70.89	$ 70.19	$ 58.36
Weighted-average grant date fair value Vested	60.96
Transferred	67.76
Weighted-average grant date fair value Forfeited	67.62
Weighted-average grant date fair value Nonvested Units at end of year	$ 68.40	$ 63.41